ACQUISITIONS (Details) In Thousands, unless otherwise specified						12 Months Ended									12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Starway CNY	Dec. 31, 2013 Starway CNY	Dec. 31, 2012 Starway CNY	Dec. 31, 2012 Starway Minimum	Dec. 31, 2012 Starway Maximum	Dec. 31, 2012 Starway Intangible assets CNY	Dec. 31, 2012 Starway Non-compete agreement CNY	Dec. 31, 2012 Starway Franchise agreements CNY	Dec. 31, 2012 Starway Brand name CNY	Dec. 31, 2012 Starway Within one year CNY
Acquisitions
Percentage of ownership interest acquired							49.00%	51.00%							49.00%
Cash consideration for acquisition						4,083	4,210	17,292
Consideration for acquisition							16,460								16,460
Period within which to acquire remaining interest								1 year
Current assets								954
Intangible assets											299	400	7,700	28,600
Property and equipment								667
Goodwill	10,421	64,654	64,842	64,180	42,536			21,491
Current liabilities								(19,430)
Deferred tax liabilities								(9,174)
Noncontrolling interest								(14,215)
Total								17,292
Amortization period of property and equipment									5 years	10 years
Amortization period of intangible assets											5 years	10 years
Payable for business acquisitions						8,167
Period over which remaining cash consideration will be paid						2 years
Reduction of additional paid-in capital resulting from the difference between the purchase consideration and the related carrying value of the noncontrolling interests acquired							2,514